UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23188

Partners Group Private Income Opportunities, LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE INCOME OPPORTUNITIES, LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2018
(Unaudited)

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2018 (Unaudited)

Schedule of Investments	1-3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8-9
Notes to Financial Statements	10-19
Fund Expenses	20
Other Information	21

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2018 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Private Credit Investments (85.73%) Equity (1.56%)	Investment Type	Acquisition Date	Shares	Fair Value*
North America (1.56%)
BI Gen Holdings, Inc. +, a	Common equity	09/05/18	14,561	$149,995
CB Titan MidCo Holdings, Inc. +, a	Common equity	05/01/17	56,634	55,639
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	250,000	250,000
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	252,000
Safari Co-Investment L.P. +, a, b	Limited partnership interest	03/14/18	—	256,820
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	2,500	57,500
Total North America (1.56%)				1,021,954
Total Equity (1.56%)				$1,021,954

Debt (84.17%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
Asia - Pacific (0.98%)
C0001 Pty Ltd +, a	PIK 12.75%	08/31/17	08/31/23	Mezzanine	$631,394	645,145
Total Asia - Pacific (0.98%)						645,145

North America (52.71%)
Bracket Intermediate Holding Corp. +, a	Cash 8.13% + L (1.00% Floor)^^	09/05/18	08/31/26	Second Lien	1,950,000	1,950,000
Bullhorn, Inc. +, a	Cash 6.75% + L (1.00% Floor)^^	11/21/17	11/21/22	Senior	363,179	368,052
Chase Industries, Inc. [a,c]	Cash 7.25% + L (1.00% Floor)^^	05/11/18	05/11/26	Second Lien	500,000	—
Chase Industries, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	05/11/18	05/11/26	Second Lien	1,925,000	2,000,000
Checkers Holdings, Inc. +, a	Cash 8.00% + L (1.00% Floor)^	04/25/17	04/25/25	Second Lien	446,200	456,182
Checkers Holdings, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	05/09/17	04/25/24	Senior	156,400	159,580
CIBT Global, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	06/19/17	06/01/24	Senior	441,280	444,612
Diamond Parent Midco, Inc. +, a	Cash 5.50% + L (1.00% Floor)^^	05/12/17	04/14/22	Senior	1,363,106	1,392,677
Edgewood Partners Holdings, LLC +, a	Cash 4.25% + L (1.00% Floor)^	09/29/17	09/08/24	Senior	927,000	936,154
Explorer Holdings, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	07/31/17	05/02/24	Second Lien	1,559,985	1,597,459
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^	02/07/18	01/31/25	Senior	420,995	428,786
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	07/25/17	06/22/24	Senior	994,781	1,003,908
Gopher Sub Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	03/01/18	02/02/26	Second Lien	2,089,500	2,118,375
Heartland Dental, LLC +, a	Cash 3.75% + L^^	05/15/18	04/30/25	Senior	1,721,739	1,737,671
Heartland Dental, LLC [a,c]	Cash 3.75% + L^	05/15/18	04/30/25	Senior	259,565	—
Idera, Inc. +, a	Cash 5.00% + L (1.00% Floor)^	08/03/17	06/27/24	Senior	661,145	674,311
Institutional Shareholder Services Inc. +, a	Cash 7.75% + L (1.00% Floor)^^	10/27/17	10/16/25	Second Lien	1,184,050	1,201,900
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	07/30/18	07/30/26	Second Lien	2,520,000	2,438,100
Ministry Brands, LLC +, a	Cash 4.00% + L (1.00% Floor)^	04/11/17	12/02/22	Senior	1,281,437	1,293,137
National Spine & Pain Centers, LLC +, a	Cash 4.50% + L (1.00% Floor)^^	06/30/17	06/02/24	Senior	545,288	539,842
Pearl Intermediate Parent, LLC [a,c]	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	1,791,000	—

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

Private Credit Investments (continued) Debt (84.17%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
North America (continued)
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	$1,161,345	$1,153,722
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	597,000	602,250
Peraton Corp. +, a	Cash 5.25% + L (1.00% Floor)^	06/09/17	04/29/24	Senior	589,500	590,278
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^^	01/29/18	01/29/26	Second Lien	994,250	1,001,630
Radiology Partners, Inc. +, a	Cash 7.25% + L^^	08/10/18	07/09/26	Second Lien	2,979,823	2,968,649
Shermco Intermediate Holdings, Inc. [a,c]	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/20	Senior	690,000	—
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	620,713	661,250
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	08/21/18	07/30/26	Senior	2,120,000	2,107,704
Surgery Center Holdings, Inc. +, a	Cash 3.25% + L (1.00% Floor)^	10/03/17	08/31/24	Senior	1,313,375	1,318,346
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^^	05/01/17	11/01/24	Second Lien	511,875	535,500
Vetcor Professional Practices LLC [a,c]	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	613,333	—
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	2,990,000	2,916,434
Total North America (52.71%)						34,596,509

Western Europe (30.48%)
Alpha Bidco SAS +, a	Cash 3.25% + E^^	08/02/18	06/29/25	Senior	1,161,298	1,168,150
Altran Technologies S.A. +, a	Cash 2.75% + E##	04/10/18	03/20/25	Senior	849,539	855,835
Atlas Packaging GmbH +, a	Cash 7.75% + E#	09/14/18	07/31/26	Second Lien	2,863,761	2,763,529
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^	06/21/18	06/18/26	Second Lien	2,146,496	2,190,302
Cidron Atrium SE +, a	Cash 7.00% + E (0.50% Floor)###	02/28/18	02/28/26	Second Lien	1,053,333	1,060,192
EG America LLC +, a	Cash 4.00% + L^^	05/22/18	02/07/25	Senior	1,485,000	1,497,403
EG Finco Limited +, a	Cash 7.75% + E (1.00% Floor)###	06/21/18	04/20/26	Second Lien	2,379,848	2,411,904
EG Finco Limited +, a	Cash 4.00% + E###	06/20/18	02/07/25	Senior	1,499,669	1,510,576
Everest Bidco SAS +, a	Cash 7.50% + L (1.00% Floor)^^	07/10/18	07/04/26	Second Lien	1,962,146	1,903,282
Kiwi VFS Sub II S.A.R.L. +, a	Cash 8.50% + L (1.00% Floor)^^^	07/27/17	07/28/25	Second Lien	180,675	195,000
Pharmathen Global B.V. +, a	Cash 4.25% + E###	08/02/17	08/02/23	Senior	433,092	426,162
RivieraTopco SARL +, a	PIK 8.50%; E (1.00% Floor)###	12/08/17	05/08/24	Mezzanine	1,240,644	1,271,482
Sigma US Corp. +, a	Cash 3.00% + L^	08/03/18	07/02/25	Senior	1,000,000	1,002,230
Sisaho International SAS +, a	Cash 4.00% + E##	07/06/17	05/06/22	Senior	740,327	744,029
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	03/22/18	01/15/26	Senior	1,007,500	1,002,670
Total Western Europe (30.48%)						20,002,746
Total Debt (84.17%)						$55,244,400

Total Private Credit Investments (Cost $56,097,621)(85.73%)						$56,266,354

Total Investments (Cost $56,097,621)(85.73%)						56,266,354

Other Assets in Excess of Liabilities (14.27%)						9,365,460

Net Assets (100.00%)						$65,631,814

*

The Fair Value of any Investment may not necessarily reflect the current or expected future performance of such Investment or the Fair Value of the Fund’s interest in such Investment. Furthermore, the Fair Value of any Investment has not been calculated, reviewed, verified or in any way approved by such Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Fund.

+	The fair value of the investment was determined using significant unobservable inputs.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2018 was 2.26%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of September 30, 2018 was 2.40%.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2018 (Unaudited) (continued)

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of September 30, 2018 was 2.60%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of September 30, 2018 was 2.92%.

#	As of September 30, 2018, 1 month Euribor was -0.37%.

##	As of September 30, 2018, 3 month Euribor was -0.32%.

###	As of September 30, 2018, 6 month Euribor was -0.27%.

[a]

Private credit investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2018 was $56,266,354, or 100.00% of net assets. As of September 30, 2018, the aggregate cost of each investment restricted to resale was $150,000, $56,635, $250,000, $252,000, $256,811, $57,500, $695,270, $1,907,501, $364,075, $—, $1,927,382, $448,249, $156,689, $441,700, $98,078, $1,321,419, $18,954, $927,527, $1,565,047, $421,551, $995,590, $2,091,143, $1,722,171, $—, $662,159, $1,184,540, $2,439,236, $1,284,094, $545,819, $—, $1,161,550, $597,149, $590,045, $996,214, $2,945,750, $—, $623,046, $2,098,997, $1,313,820, $513,703, $—, $2,919,509, $1,161,050, $904,377, $2,776,939, $2,183,889, $1,109,012, $1,485,368, $2,379,548, $1,497,457, $1,938,083, $189,736, $442,137, $1,296,038, $1,002,655, $726,876, and $1,003,533, respectively, totaling $56,097,621.

[b]	Investment does not issue shares.

[c]	Investment has been committed to but has not been funded by the Fund.

Legend:

E - Euribor

L - Libor

PIK - Payment-in-kind

A summary of outstanding financial instruments at September 30, 2018 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
October 25, 2018	Bank of America	$3,421,842	£2,600,000	$3,393,075	$28,767
December 20, 2018	Bank of America	$13,057,485	€11,100,000	$12,969,429	$88,056
					$116,823

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Assets and Liabilities –
September 30, 2018 (Unaudited)

Assets
Private Credit Investments, at fair value (cost $56,097,621)	$56,266,354
Cash and cash equivalents	8,472,641
Cash denominated in foreign currencies (cost $2,522,876)	2,491,044
Receivable for investment sold	4,768
Interest receivable	217,434
Unrealized appreciation on forward foreign currency contracts	116,823
Receivable from Adviser	377,284
Prepaid assets	23,895
Total Assets	$67,970,243

Liabilities
Investment purchases payable	$323,628
Distribution, servicing and transfer agency fees payable	28,148
Repurchase amounts payable for tender offers	352,528
Shareholder distributions payable	618,254
Incentive fee payable	318,330
Management fee payable	397,955
Professional fees payable	73,195
Accounting and administration fees payable	201,352
Board of Managers' fees payable	2
Custodian fees payable	25,037
Total Liabilities	$2,338,429

Commitments and contingencies (See note 11)

Net Assets	$65,631,814

Net Assets consists of:
Paid-in capital	$65,081,731
Accumulated net investment loss	(31,332)
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	327,691
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	253,724
Net Assets	$65,631,814

Class A Shares
Net assets	$10
Shares outstanding	2
Net asset value per share	$5.16
Class I Shares
Net assets	$65,631,804
Shares outstanding	12,679,397
Net asset value per share	$5.18

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Operations –
For the Six Months Ended September 30, 2018 (Unaudited)

Investment Income
Interest	$1,899,353
Other fee income	103,002
Total Investment Income	2,002,355

Operating Expenses
Management fees	397,955
Professional fees	150,164
Accounting and administration fees	201,002
Board of Managers' fees	58,668
Insurance expense	2,348
Custodian fees	21,450
Incentive fee	207,307
Transfer agency fees
Class I Shares	28,004
Offering costs	27,707
Other expenses	110,297
Total Expenses	1,204,902
Expense waiver from Adviser	(377,284)
Net Expenses	827,618

Net Investment Income	1,174,737

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized loss from Private Credit Investments	(174,734)
Net realized loss on foreign currency transactions	(71,698)
Net realized gain (loss) on forward foreign currency contracts	495,310
Net change in accumulated unrealized appreciation (depreciation) on:
Private Credit Investments	(260,676)
Foreign currency translation	(35,250)
Forward foreign currency contracts	91,927

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	44,879

Net Increase (Decrease) in Net Assets From Operations	$1,219,616

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
Increase (decrease) in Net Assets resulting from operations:
Net investment income (loss)	$1,174,737	$629,134
Net realized gain (loss) on investments, foreign currency transactions, and forward foreign currency contracts	248,878	91,390
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	(203,999)	457,723
Net increase in Net Assets resulting from operations:	$1,219,616	$1,178,247

Distributions to Shareholders from:
Net investment income
Class A Shares^	$— #	$— #
Class I Shares	(1,418,332)	(428,917)
Net realized gains
Class A Shares^	—	—
Class I Shares	—	(531)
Total distributions to Shareholders	$(1,418,332)	$(429,448)

Capital transactions (see note 5):
Issuance of common Shares
Class A Shares^	$—	$10
Class I Shares	15,091,750	49,044,490
Reinvestment of common Shares
Class A Shares^	$— #	$— #
Class I Shares	657,931	290,078
Redemption of common Shares
Class I Shares	(352,528)	—
Total increase in Net Assets resulting from capital transactions	$15,397,153	$49,334,578

Total increase in Net Assets	$15,198,437	$50,083,377

Net Assets at beginning of period	$50,433,377	$350,000
Net Assets at end of period	$65,631,814	$50,433,377
Accumulated undistributed net investment income (loss)	$(31,332)	$212,263

^	Class A commenced operations on June 1, 2017.

#	Amount rounds to less than $1.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Cash Flows –
For the Six Months Ended September 30, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$1,219,616
Adjustments to reconcile Net Increase (decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	260,676
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	(91,927)
Net realized (gain) from investments, forward foreign currency contracts and foreign currency transactions	(248,878)
Purchases of investments	(48,384,029)
Proceeds from sales of investments	34,010,105
Net realized gain on forward foreign currency contracts	495,310
Amortization of premium and accretion of discount, net	(33,391)
Amortization of deferred offering costs	27,707
Increase in interest receivable	(55,820)
Decrease in due from affiliate	189,412
Increase in investment sales receivable	(4,768)
Decrease in miscellaneous receivable	425,844
Increase in prepaid assets	(3,443)
Increase in investment purchases payable	323,628
Increase in management fee payable	88,979
Increase in administrative services expense payable	8,038
Decrease in professional fees payable	(68,195)
Increase in accounting and administrative fees payable	48,497
Decrease in Board of Managers' fees payable	(5,719)
Increase in custodian fees payable	7,231
Increase in incentive fees payable	207,307
Decrease in due to affiliate	(189,412)
Net Cash (Used in) Operating Activities	(11,773,232)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Shares	15,091,750
Distributions paid	(142,147)
Net Cash Provided by Financing Activities	14,949,603

Net change in cash and cash equivalents	3,176,371

Effect of exchange rate changes on cash	(71,698)

Cash and cash equivalents at beginning of period	7,859,012
Cash and cash equivalents at End of Period	$10,963,685

Supplemental and non-cash financing activities
Cash paid during the period for interest	—
Paid-in-kind interest income	—
Net amortization of premium on investments	33,391
Reinvestment of common Shares	657,931
Tender offers redeemed	$(352,528)

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Financial Highlights

	Class A Shares
	Six Months Ended September 30, 2018 (unaudited)	For the Period from June 1, 2017 through March 31, 2018^
Per Share Operating Performance:(1)
Net asset value, beginning of period	$5.18	$5.00
Income from investment operations:
Net investment income(2)	0.10	0.06
Net realized and unrealized gains (losses) on investments	—	0.12
Net Increase in Net Assets from Operations	0.10	0.18
Distributions from:
Net investment income	(0.12)	—
Net realized gains	—	—
Total distributions	(0.12)	—
Net asset value, end of period	$5.16	$5.18
Total Return(3)(4)	2.06%	3.50%

Ratios and supplemental data:
Net assets, end of period in thousands (000's)	$— *	$— *
Net investment income (loss) to average net assets before Incentive Fee(5)	4.56%	1.77%
Ratio of gross expenses to average net assets, excluding Incentive Fee(5)(6)	3.13%	4.49%
Incentive Fee to average net assets(4)	0.34%	0.29%
Ratio of gross expenses and Incentive Fee to average net assets(5)(6)(7)	3.47%	4.78%
Expense waivers to average net assets(5)	(1.22)%	(2.48)%
Ratio of net expenses and Incentive Fee to average net assets(5)(7)	2.25%	2.30%
Ratio of net expenses to average net assets, excluding Incentive Fee(5)	1.91%	2.01%

Portfolio Turnover(4)	66.22%	19.18%

^	Class A commenced operations on June 1, 2017.

(1)	Selected data for a Net Asset Value per Share outstanding throughout the period.

(2)	Calculated using average shares outstanding.

(3)

Total investment return reflects the changes in Net Asset Value on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(7)	The Incentive Fee and/or organizational expenses are not annualized.

*	Amount rounds to less than $1,000.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Financial Highlights

	Class I Shares
	Six Months Ended September 30, 2018 (unaudited)	For the Year Ended March 31, 2018
Per Share Operating Performance(1)
Net asset value, beginning of period	$5.19	$5.00
Income from investment operations:
Net investment income (loss)(2)	0.10	0.14
Net realized and unrealized gain (loss) on investments	0.01	0.13
Net Increase in Net Assets from Operations	0.11	0.27
Distributions from:
Net investment income	(0.12)	(0.08)
Net realized gains	—	— *
Total distributions	(0.12)	(0.08)
Net asset value, end of period	$5.18	$5.19
Total Return(3)(4)	1.92%	5.48%

Ratio/Supplemental Data:
Net assets, end of period in thousands (000's)	$65,632	$50,433
Net investment income (loss) to average net assets before Incentive Fee(5)	4.47%	3.23%
Ratio of gross expenses to average net assets, excluding Incentive Fee(5)(6)	3.22%	5.51%
Incentive Fee to average net assets(4)	0.34%	0.48%
Ratio of gross expenses and Incentive Fee to average net assets(5)(6)(7)	3.56%	5.99%
Expense waivers to average net assets(5)	(1.22)%	(3.51)%
Ratio of net expenses and Incentive Fee to average net assets(5)(7)	2.34%	2.48%
Ratio of net expenses to average net assets, excluding Incentive Fee(5)	2.00%	2.00%

Portfolio Turnover(4)	66.22%	19.18%

(1)	Selected data for a Net Asset Value per Share outstanding throughout the period.

(2)	Calculated using average shares outstanding.

(3)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(7)	The Incentive Fee and/or organizational expenses are not annualized.

*	Amount rounds to less than $0.005.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2018 (Unaudited)

1. Organization

Partners Group Private Income Opportunities, LLC (the “Fund”) is a Delaware limited liability company which was organized on August 16, 2016 and commenced operations on April 1, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) pursuant to an investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. The Fund’s investment objective is to generate attractive risk-adjusted returns and current income by investing in a diversified portfolio of predominantly credit related opportunities. Limited liability company interests in the Fund (the “Shares”) are offered only to investors that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended. Holders of Shares becomes shareholders of the Fund (the “Shareholders”).

The Fund offers two separate classes of Shares designated as Class A Shares (the “Class A Shares”) and Class I Shares (the “Class I Shares”). While the Fund currently intends to offer two classes of Shares, in the future it may offer additional classes of Shares. The Class A Shares and the Class I Shares have, and each additional class of Shares issued by the Fund, if any, will have different characteristics, particularly in terms of the sales charges that Shareholders in that class bear, and the distribution and service fees that are charged to such class. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Each class of Shares represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Shares based on the relative net assets of each class of Shares to the total net assets of the Fund. Each class of Shares differs in its distribution and service plan, if any, and certain other class specific expenses.

Class I Shares were first issued on March 8, 2017 when 70,000 Class I Shares were issued for $350,000. Class A Shares were first issued on June 1, 2017 (the “Initial Closing Date”) when 2 Class A Shares were issued for $10. As of September 30, 2018, no additional Class A Shares have been issued.

2. Significant Accounting Policies

The Fund is an investment company. Accordingly, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund consititute a diversified portfolio of predominantly credit-related opportunities, including but not limited to, first and second lien senior secured loans, secured unitranche debt, unsecured debt (e.g., mezzanine debt), structurally subordinated instruments and equity instruments, as well as public debt, corporate bonds and other debt securities (”Private Credit Investments”).

The Adviser estimates the fair value of the Fund’s Private Credit Investments in conformity with U.S GAAP and the Fund’s valuation procedures (the “Valuation Procedures”). The Valuation Procedures, which have been approved by the Board, require evaluation of all relevant factors reasonably available to the Adviser at the time the Fund’s Private Credit Instruments are valued. The input or methodologies used for valuing the Fund’s Private Credit Investments are not necessarily an indication of the risk associated with investing in those investments.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Fair value determinations for Private Credit Investments for which exchange or market quotations are readily available are valued based on such market quotations unless the Adviser determines that such market quotations do not represent fair value. In determining whether market quotations represent fair value, the Adviser considers different factors such as the source and the nature of the quotations in order to determine whether the quotations represent fair value. The Adviser makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities, which are not valued by reference to market quotations, the fair value is determined in good faith by the Adviser. In determining the fair values of these investments, the Adviser will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying investment or other business counterparties (e.g., debt agents) such as last twelve months or forecast / budgeted EBITDA, sales, and net income figures or forecast cash flows. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would be been used had a ready market for the securities existed, and the differences could be material.

In certain circumstances the Adviser may determine that cost best approximates the fair value of the particular Private Credit Investment.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator report to the Board. For third-party information, the Administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Private Credit Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser and one or more of its affiliates act as investment advisers to clients other than the Fund . When clients other than the Fund also hold Private Credit Investments held by the Fund, the Adviser values such Private Credit Investments in consultation with its affiliates. The valuations attributed to Private Credit Investments held by the Fund and other clients of the Adviser might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and the other clients.

c. Cash and Cash Equivalents

Pending investment in Private Credit Investments and in order to maintain liquidity, the Fund holds cash, including amounts held in foreign currencies, in short-term interest bearing deposit accounts. At times, those amounts may exceed any applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. As of September 30, 2018, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	1
British Pound Sterling	3
Euros	11

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Forward Foreign Currency Exchange Contracts

The Adviser may cause the Fund to enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the six months ended September 30, 2018, the Fund entered into two long/short forward foreign currency exchange contracts. As disclosed in the Statement of Assets and Liabilities, the Fund had $116,823 in unrealized appreciation on forward foreign currency exchange contracts. As disclosed in the Statement of Operations, the Fund had $495,310 in net realized gains and $91,927 change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2018 are representative of contract amounts during the period.

f. Investment Income

The Fund records distributions of cash or in-kind securities on a Private Credit Investment at fair value based on the information contained in notices provided to the Fund when the distributions on Private Credit Investments are received. Thus, the Fund recognizes within the Statement of Operations its share of realized gains or (losses) and the Fund’s share of net investment income or (loss) based upon information received about distributions on Private Credit Investments. Unrealized appreciation (depreciation) on investments within the Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Fund’s share of undistributed net investment income or (loss) from Private Credit Investments for the relevant period.

For certain transactions, the Fund accounts for particular income received as other income and transaction income. The other income includes transfer fees, amendment fees, unfunded fees and any other income which is not categorized as an item of interest income. The transaction income is an extraordinary item of income for certain investments. It includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, syndication fees, and any other fees payable to the Fund in connection with the purchase, monitoring, or disposition of Fund investments or unconsummated transactions.

g. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; Board fees; and expenses of meetings of the Board.

h. Deferred Offering Costs

Offering costs in connection with the offering of Shares of the Fund consist primarily of fees and expenses incurred in connection with the offering of Shares, including legal, printing and other costs, as well as costs associated with the preparation and filing of the Fund’s registration statement. The Fund’s offering costs, whether borne by the Adviser or the Fund, were capitalized and amortized over the 12-month period beginning on June 1, 2017.

j. Income Taxes

The Fund recognizes tax positions in its financial statements only when it is more likely than not that the position will be sustained upon examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized upon settlement. The Fund reports any interest expense related to income tax matters in income tax expense, and any income tax penalties under expenses in the Statements of Operations.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction, and based on such review, the Fund has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Effective January 1, 2017, the Fund filed an election with the Internal Revenue Service to be treated as an association taxable as a corporation for U.S. federal income tax purposes. Furthermore, effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund were to fail to meet the requirements of Subchapter M of the Code to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under Subchapter M of the Code. The Fund intends to comply with the requirements under Subchapter M of the Code and to distribute substantially all of its taxable income and gains to Shareholders and to meet certain diversification and income requirements with respect to its investments.

k. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

l. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Netting Agreements (“MNA”) or similar arrangements in the Statement of Assets and Liabilities. The Fund has adopted the new disclosure requirements on offsetting in the following table which presents the Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of September 30, 2018:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Pledged	Net Amount[1]
Bank of America	$116,823	$—	$—	$—	$116,823

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

m. Recently Adopted Accounting Pronouncement

As of September 30, 2018, there are no recent accounting pronouncements under consideration by the Fund.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2018 (Unaudited) (continued)

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

The following table presents the Fund’s Investments at September 30, 2018 measured at fair value. Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Private Credit Investments:
Debt	$—	$—	$55,244,400	$55,244,400
Equity	—	—	1,021,954	1,021,954
Total Private Credit Investments*	$—	$—	$56,266,354	$56,266,354
Total Investments	$—	$—	$56,266,354	$56,266,354
Other Financial Instruments
Foreign Currency Exchange Contracts**	$116,823	$—	$—	$116,823
Total Foreign Currency Exchange Contracts	$116,823	$—	$—	$116,823

*	Private Credit Investments are detailed in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are detailed in Note 2.e.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2018 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of the amount of the account balances on April 1, 2018 and September 30, 2018 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of April 1, 2018	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of premium/ discount	Net transfers in or out of Level 3	Balance as of September 30, 2018
Private Credit Investments:
Debt	$41,978,384	$(197,734)	$(257,064)	$35,409,225	$(21,720,056)	$31,645	$—	$55,244,400
Equity	316,065	—	(3,612)	709,501	—	—	—	1,021,954
Total Private Credit Investments	$42,294,449	$(197,734)	$(260,676)	$36,118,726	$(21,720,056)	$31,645	$—	$56,266,354

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the six months ended September 30, 2018, there were no transfers between levels.

The amount of the net change in unrealized depreciation for the six months ended September 30, 2018 relating to investments in Level 3 assets still held at September 30, 2018 is $(168,700), which is included as a component of net change in accumulated unrealized appreciation on investments on the Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2018:

Type of Security	Fair Value at September 30, 2018 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Private Credit Investments:
Debt	$25,902	Broker quotes	Indicative quotes for an inactive market	n/a – n/a (n/a)
	$12,640	Discounted cash flow	Discount factor	4.07% – 12.76% (7.77%)
	$15	Exit price	Recent transaction price	n/a – n/a (n/a)
	$16,875	Recent financing	Recent transaction price	n/a – n/a (n/a)
Equity	$462	Market comparable companies	Enterprise value to EBITDA multiple	9.41x – 17.50x (12.14x)
	$560	Recent financing	Recent transaction price	n/a – n/a (n/a)

*	Level 3 fair value includes accrued interest.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2018 (Unaudited) (continued)

3. Fair Value Measurements (continued)

Level 3 equity investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 debt investments, the Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

4. Distributions/Allocation of Shareholders Capital

The Fund contemplates declaring quarterly dividends each calendar year constituting all or substantially all of its investment company taxable income. From time to time, the Fund may also pay special interim distributions in the form of cash or Shares at the discretion of the Board. Unless Shareholders elect to receive distributions in the form of cash, the Fund intends to make its ordinary distributions in the form of additional Shares under a dividend reinvestment plan. Any distributions reinvested will nevertheless remain taxable to Shareholders that are U.S. persons.

5. Share Transactions/Subscription and Repurchase of Shares

Shares are generally offered for purchase as of the first day of each calendar month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan (the “Distribution Plan”) with respect to its Class A Shares which allows the Fund to pay distribution fees for the promotion and distribution of its Class A Shares and the provision of personal services to holders of Class A Shares. Under the Distribution Plan, the Fund may pay as compensation to the Fund’s distributor or other qualified recipients up to 0.70% on an annualized basis of the Fund’s net asset value attributable to Class A Shares (the “Distribution Fee”). The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Shares. Class I Shares are not subject to the Distribution Fee and do not bear any expenses associated therewith. In addition, subscriptions for Class A Shares may be subject to a sales load (the “Sales Load”) of up to 3.50% of the subscription amount. No Sales Load may be charged without the consent of the distributor.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conducts quarterly repurchase offers for Shares having an aggregate value of no more than 5% of the Fund’s net assets on or about the first anniversary of the Initial Closing Date and each January 1st, April 1st, July 1st and October 1st. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the first anniversary of the Shareholder’s purchase of such Shares.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2018 (Unaudited) (continued)

5. Share Transactions/Subscription and Repurchase of Shares (continued)

Transactions in Fund Shares were as follows:

	For the Six Months Ended September 30, 2018		For the Year Ended March 31, 2018
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class A Shares^
Sales	—	$—	2	$10
Redemptions	—	—	—	—
Reinvestments	—	—	—	—
Net increase (decrease)	—	$—	2	$10
Class I Shares
Sales	2,907,211	$15,091,750	9,586,451	$49,044,490
Redemptions	(68,104)	(352,528	—	—
Reinvestments	127,375	657,931	56,464	290,078
Net increase (decrease)	2,966,482	$15,397,153	9,642,915	$49,334,568

^	Class A commenced operations on June 1, 2017

6. Management Fee, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of, and any policies established by the Board. Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

In consideration for its services under the Investment Management Agreement, the Fund pays the Adviser a monthly investment management fee (the “Investment Management Fee”) equal to 1.25% on an annualized basis of the Fund’s net asset value. The Investment Management Fee is paid to the Adviser out of the Fund’s assets, and therefore decreases the net profits or increases the net losses of the Fund. For the six months ended September 30, 2018, the Adviser earned $397,955 in Investment Management Fees (subject to waiver, deferral or reduction under the Expense Limitation Agreement as defined below).

In addition, the Investment Management Agreement provides that an incentive fee (the “Incentive Fee”) is payable to the Adviser at the end of each calendar quarter (and at certain other times). The Incentive Fee is calculated and payable quarterly in arrears equal to 15% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Investment Management Fee, but excluding the Incentive Fee). For the six months ended September 30, 2018 an aggregate Incentive Fee of $207,306 was earned by the Adviser.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2018 (Unaudited) (continued)

6.	Management Fee, Incentive Fee and Fees and Expenses of Managers (continued)

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund dated March 20, 2017, pursuant to which the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Annual Net Expenses (excluding taxes, brokerage commissions, interest from borrowing, borrowing costs, certain transaction-related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee and acquired fund fees and expenses) do not exceed 2.70% on an annualized basis with respect to the Class A Shares and 2.00% on an annualized basis with respect to the Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided (a) it is able to effect such recoupment and remain in compliance with the Expense Limit and (b) such recoupment does not cause the Fund’s expense ratio after recoupment to exceed the Fund’s net expense ratio in place at the time such amounts were waived. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the period ended September 30, 2018, the fund accrued $377,284 pursuant to the Expense Limitation Agreement that Partners Group has agreed to pay. These amounts may be subject to conditional repayment by the Fund as described above.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), the Fund pays each Independent Manager an annual fee of $29,333. The Independent Managers do not receive any pension or retirement benefits. The Fund also reimburses the expenses of the Independent Managers in connection with their services as Managers.

7.	Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” if the Fund owns five percent or more of its outstanding voting securities. At September 30, 2018, the Fund did not hold any affiliated investments.

8.	Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services under an Accounting and Administration Agreement between the Fund and the Administrator. For these services the Administrator receives a fixed monthly fee, based upon average net assets, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2018, the Fund accrued $201,002 in administration and accounting fees.

9.	Investment Transactions

Total purchases of investments for the six months ended September 30, 2018 amounted to $48,384,029. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2018 amounted to $34,010,105.

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2018, the Fund had funded $93,128,152 or 94.5% of the $98,502,865 of its total commitments to Private Credit Investments.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2018 (Unaudited) (continued)

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Private Credit Investments. Typically, Private Credit Investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of Private Credit Investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private securities. The investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.

Investments in Shares provide limited liquidity because Shareholders will not be able to redeem Shares on a daily basis because the Fund is a closed-end fund. Therefore investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

13. Tax Information

As of September 30, 2018, the Fund’s aggregate investment unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$56,097,621	$16,479,327
Gross unrealized appreciation	485,115	116,823
Gross unrealized depreciation	(316,382)	—
Net unrealized investment appreciation	$168,733	$116,823

The tax cost of the Fund’s investments as of September 30, 2018, approximates their amortized cost.

14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined there have not been any events that have occurred that would require adjustments or disclosures in the financial statements or the accompanying notes.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from April 1, 2018 through September 30, 2018 (Unaudited)

Example: As a Shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual and hypothetical expense Examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended September 30, 2018.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Actual
Class A Shares	$1,000.00	$1,020.60	$12.64	2.50%
Class I Shares	$1,000.00	$1,019.20	$13.54	2.68%

	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,012.60	$12.59	2.50%
Class I Shares	$1,000.00	$1,011.70	$13.49	2.68%

*

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2018.

**

Annualized ratio of expenses to average net assets for the period from April 1, 2018 through September 30, 2018. The expense ratio includes the effect of expenses waived or reimbursed by the Fund’s investment adviser.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Effective July 1, 2018, Mr. Adam Howarth was appointed as a portfolio manager for the registrant.

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member
Adam Howarth	Managing Director	Since 2009*	Managing Director, Partners Group (2013-Present); Partners Group (2007-Present).	Portfolio Management

*	Mr. Howarth served as a portfolio manager for the registrant from 2009-2011 and as deputy portfolio manager from 2014-2018.

(b)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

As of September 30, 2018, Mr. Howarth was primarily responsible for the day-to-day portfolio management of the following accounts:

Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee			Number of Other Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based
Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Zero accounts	Zero accounts	Zero accounts	One registered investment company with a value of $3.745 billion	Four pooled investment vehicles with a value of $262.003 million	Twenty-eight accounts with a value of $2.353 billion

Potential Conflicts of Interests

Members of the Portfolio Management Team are involved in the management of other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. Members of the Portfolio Management Team may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(b)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The Adviser is a wholly-owned subsidiary of Partners Group Holding AG (“Partners Group Holding”) and an affiliate of Partners Group AG, the principal operating subsidiary of Partners Group Holding. Partners Group Holding is a listed company with major ownership by its employees. The ownership structure is designed to motivate and retain employees.

The Portfolio Management Team and other employees of the Adviser are compensated with a fixed annual salary, which is typically supplemented by an annual bonus based on individual and team based performance. Key professionals, including the Portfolio Management Team, are additionally compensated through equity participation in Partners Group Holding.

This equity ownership is structured in a manner designed to provide for long-term continuity. Accordingly, the vesting parameters of equity incentives are rather stringent. Any equity or option holder intending to leave the firm has the obligation to render his or her unvested interest back to the company, either in the form of equity shares or options depending upon the extent of ownership interest. As a result, the Adviser believes that members of the Portfolio Management Team have a strong interest to remain with the firm over the long term.

(b)(4) Disclosure of Securities Ownership

As of September 30, 2018, Mr. Howarth did not beneficially own any shares of the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES AND LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

During the most recent fiscal year the Fund has not been engaged in security lending activities.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Income Opportunities, LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 7, 2018

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	December 7, 2018

*	Print the name and title of each signing officer under his or her signature.